Annual Fund Operating Expenses - Federated Hermes International Dividend Strategy Portfolio - Federated Hermes International Dividend Strategy Portfolio	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	0.37%
Fee Waiver or Reimbursement	(0.37%)	[1]
Net Expenses (as a percentage of Assets)	0.00%

[1]	The Adviser will not charge a fee for its advisory services to the Fund. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses incurred by the Fund. Acquired fund fees and expenses, if any, are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. Any changes to the contractual reimbursements must be approved by a majority of the outstanding voting securities of the Fund in accordance with the requirements of the Investment Company Act of 1940, as amended. Investors should carefully consider the separate fees charged in connection with investment in the Fund.